Document and Entity Information	Sep. 20, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 20, 2019
Entity Registrant Name	SPIRIT MTA REIT
Entity Central Index Key	0001722992
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38414
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	82-6712510
Entity Address, Address Line One	2727 North Harwood Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	972
Local Phone Number	476-1409
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common shares of beneficial interest, par value $0.01 per share
Trading Symbol	SMTA
Security Exchange Name	NYSE